Document and Entity Information	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 18, 2024
Entity File Number	000-24497
Entity Registrant Name	APARTMENT INCOME REIT, L.P.
Entity Central Index Key	0000926660
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1275621
Entity Address, Address Line One	345 Park Avenue,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	583-5000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false